PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2021
PROPERTY AND EQUIPMENT (Tables)
Schedule of property and equipment
September 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Property and equipment:
Office equipment	$150,915	$(12,557)	$138,358	3
Foreign currency translation adjustment	-	-	(19)
Property and equipment, net	$150,915	$(12,557)	$138,339